VOYAGE REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
VOYAGE REVENUES [Abstract]
Voyage Revenues
Our voyage revenues consist of time charter revenues and spot charter revenues with the following split:

All amounts in USD ‘000	2019	2018	2017
Spot charter revenues*	283,007	259,978	257,495
Time charter revenues	34,213	29,038	39,646
Total Voyage Revenues	317,220	289,016	297,141
*Spot charter revenues for 2019 and 2018 are presented in accordance we ASC 606 Revenue from Contracts with Customers. The comparative information for 2017 has not been restated.

Future Minimum Revenues	The future minimum revenues as at December 31, 2019 related to time charter revenues are as follows:
All amounts in USD ‘000	Amount
2020	27,932
2021	7,317
2022	-
Future minimum revenues	35,249